INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

As of December 31, 2022 and 2021, inventories consist of:

	December 31, 2022	December 31, 2021
Raw materials	$3,472	$3,767
Finished goods	469,918	559,659
Cost of projects	40,815	67,172
Inventories, gross	$514,205	$630,598
Allowance for slow-moving or obsolete inventories	(157,847)	(103,940)
Inventories, net	$356,358	$526,658